Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies
The principal accounting policies applied in the preparation o
f these conso
lidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1.	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards(“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the Group have been prepared on a historical cost basis, except for equity financial assets and convertible redeemable preferred shares that have been measured at fair value.
All amounts disclosed in the consolidated financial statements are rounded to the nearest thousand unless otherwise indicated.
The consolidated financial statements are prepared on a going concern basis. See Note 2.2 for details.
The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.
As disclosed in “1.2. History and reorganization of the Group”, the Reorganization was completed in April, 2022. Through the Reorganization, the Company became the holding company of the companies now comprising the Group. Accordingly, for the purpose of preparation of the consolidated financial statements of the Group, the Company is considered as the holding company of the companies now comprising the Group throughout the years ended December 31, 2020, 2021 and 2022.

Through the Reorganization, the Company became the holding company of the contributed businesses now comprising the Group, which were under the common control of the controlling shareholder before and after the Reorganization. Accordingly, the financial statements were prepared on a consolidated basis by applying the principles of the pooling of interest method as if the Reorganization had been completed at the date when contributed business first came under the control of the controlling party.
The consolidated statements of loss and other comprehensive income, changes in equity and cash flows of the Group included the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.

2.1.1.	New and amended standards adopted by the Group

(a)	Amendments to the accounting standards adopted
The Group has applied the following amendments for the first time for their annual reporting period commencing January 1, 2022:

•	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

•	Onerous Contracts – Cost of Fulfilling a Contract – Amendments to IAS 37

•	Annual Improvements to IFRS Standards 2018-2020, and

•	Reference to the Conceptual Framework – Amendments to IFRS 3.
The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

(b)	New standards and interpretations not yet adopted
New standards, amendments to
sta
ndards and interpretations that have been issued but not yet effective and have not been early adopted by the Group during the year ended December 31, 2022 are as follows:

Standards and amendments	Effective for annual periods beginning on or after
IFRS 17 Insurance Contracts	January 1, 2023
Non-current Liabilities with Covenants—Amendments to IAS 1	January 1, 2024
Classification of Liabilities as Current or Non-current—Amendments to IAS 1	January 1, 2024
Disclosure of Accounting Policies—Amendments to IAS 1 and IFRS Practice Statement 2	January 1, 2023
Definition of Accounting Estimates—Amendments to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction—Amendments to IAS 12	January 1, 2023
Sale or contribution of assets between an investor and its associate or joint venture—Amendments to IFRS 10 and IAS 28	To be determined
These new standards, amendments or interpretations are not expected to have a material impact on the Group’s consolidated financial statements in the current or future reporting periods and on foreseeable future transactions.

2.2.	Going concern basis
The Group incurred net losses for the years ended December 31, 2021 and 2022, respectively and net cash used in operating activities was RMB219.1 million and RMB580.7 million for the years ended December 31, 2021 and 2022, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract additional capital and/or finance funding.

In January 2022, the Group issued convertible redeemable preferred shares for a total cash consideration of
 RMB556.4
million. In December 2022, the Group issued Class A ordinary shares to an institution investor, for a total purchase price of
 RMB208.7
million. The Group also obtained bank borrowings amounting to
RMB503.2
million
to cover the working capital in online EV charging solutions and hardware procurement business. The Group expects that its existing cash and cash equivalents and unused banking facilities will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of issuance of the consolidated financial statements. In addition, the Group has received a financial support guarantee from its parent NewLink Group. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating costs and expenses, generating operational cash flows as well as continuing to gain support from outside sources of financing. Based on the above considerations, the Group believes that funds from equity financing and banking facilities will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least twelve months from the date of issuance of the consolidated financial statements. Therefore, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

2.3.	Subsidiaries and non-controlling interests
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company
transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statements of loss and other comprehensive loss, consolidated statements of financial position, and consolidated statements of changes in equity, respectively. Net loss attributable to non-controlling
interests was nil during the years ended December 31, 2021 and 2022, respectively.

2.4.	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources, assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Group, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, the CODM and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

2.5.	Foreign currency translation

(a)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company and its overseas subsidiaries is U.S. dollars (“USD”). The functional currency of subsidiaries in the Group incorporated in the PRC is Renminbi (“RMB”). The Group presents its consolidated financial statements in RMB, unless otherwise stated.

(b)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(c)	Group companies
The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the end of the reporting period.

(ii)
income and expenses for each statement of loss and other comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and

(iii)	all resulting currency translation differences are recognized in other comprehensive loss.
During the year ended December 31, 2021, there were no translation difference recognized for there was no overseas transactions led to translation differences. During the year ended December 31, 2022, such difference recognized was RMB25.1 million (US$ 3.6 million
).

2.6.	Property, plant and equipment
All property, plant and equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Furniture and office equipment	3 years
The asset’s residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount and included in profit or loss. During the years ended December 31, 2021 and 2022, no such disposals occurred.

2.7.	Intangible assets
Acquired computer software is stated at historical cost less accumulated amortization and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items. Costs associated with maintaining software programs are expensed as incurred.
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

–	Computer software	5 years

2.8.	Investments and other financial assets

(a)	Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income (“OCI”) or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (“FVOCI”).

(b)	Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(c)	Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVPL are expensed in profit or loss.
Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue t
o be recogni
zed in profit or loss as other income when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at FVPL are recognized in the consolidated statements of loss and other comprehensive loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

(d)	Impairment
The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

2.9.	Trade receivables and other receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Majority of trade receivables are from hardware procurement business and other receivables and prepayments are from online EV charging solutions services. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and therefore all classified as current.
Trade receivables and other receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Group holds trade receivables and other receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. See Note 6 for further information about trade receivables and Note 3.1 for a description of the Group’s financial risk.

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Impairment on other receivables is measured as either
12-month
expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of other receivables has occurred since initial recognition, the impairment is measured as lifetime expected credit losses.

2.10.	Cash an d c ash equivalents
For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, cash at bank and deposits held at licensed payment platforms with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.11.	Sha r e capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds.

2.12.	Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. These amounts are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

2.13.	Borrowings
Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Borrowings are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

2.14.	Borrowing costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings, pending their expenditure on qualifying assets, is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

2.15.	Current and deferred in c ome tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)	Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)	Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences and losses can be utilized.

(c)	Offsetting
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(d)	Uncertain tax positions
In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

2.16.	Em plo yee benefits

(a)	Short-term obligations
Liabilities for wages and salaries, including
non-monetary
benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the statement of financial position.

(b)	Post-employment obligations
The Group participated a defined contribution plan in which the Group pays fixed contributions to publicly administered pension insurance plans on a mandatory basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due.

(c)	Housing funds, medical insurance and other social insurance
Employees of the Group in the PRC are entitled to participate in various government-supervised housing funds, medical insurance and other social insurance plan. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees, subject to certain ceiling. The Group’s liability in respect of these funds is limited to the contributions payable during each year. Contributions to the housing funds, medical insurance and other social insurance are expensed when they are due.

(d)	Bonus plan
The expected cost of bonuses is recognized as a liability when the Group has a present legal or constructive obligation for payment of bonus as a result of services rendered by employees and a reliable estimate of the obligation can be made. Liabilities for bonus plans are expected to be settled within 1 year and are measured at the amounts expected to be paid when they are settled.

2.17.	Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Group’s activities.
When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e., the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e., the Group is an agent).
The Group is a principal if it controls the specified goods or services before those goods or services are transferred to a customer.
The Group is an agent if its performance obligation is to arrange for the provision of the specified goods or services by another party. In this case, the Group does not control the specified goods or services provided by another party before those goods or services are transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.
Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time.
Control of the goods and services is transferred over time if the Group’s performance:

(a)	provides all of the benefits received and consumed simultaneously by the customer;

(b)	creates and enhances an asset that the customer controls as the Group performs; or

(c)	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
2.17.1.  The accounting policy for the Group’s principal revenue sources
Online EV charging solutions
The Group offers effective mobility connectivity services by a platform (mainly includes Kuaidian mobile application, and Kuaidian Weixin mini- program) to connect charging station operators and end-users to facilitate the completion of successful EV charging. Historically, Kuaidian Power Beijing operated Kuaidian. The performance obligation for the Group is to display the charging stations and chargers on the platform and provide such information for end-users who visit the platform. The end-users select a charging station/chargers on the platform and drive to the charging station/charging plies to charger their EV. The Group provides services to both charging station operators and end-users according to agreements, and the Group performs its obligations for both parties during one transaction, both charging stations and end-users are regarded as the customers of platform services. The Company entered into master agreements with charging station operators where the Company is entitled to share a fixed percentage of the EV charging service fee for each EV charging order that is placed through Kuaidian platform, ie., the commission income. The commission income is recognised upon the completion of each order when the service is provided. The Company may, from time to time, provide incentives to end-users at its own discretion, which are treated as payables to customers and when there is no distinct goods or service received from end-users, such incentives are treated as reduction to revenue. See 2.17.3 for more details.
After the
Kuaidian platform
disposal transaction, the Company does not have a written, oral or implicit contract with the end-user, and the end-users (other than VIP member mentioned below) are not the customers of platform services.

The Group has determined that it acts as an agent in the online EV charging solutions services as (i) the Group does not obtain control of the services prior to its transfer to the end-user;
(ii) the Group does not direct charging stations to perform the service on the Group’s behalf, (iii) the Group is not primarily responsible for charging services provided to end-users,
nor do the Group has inventory risk related to these services, and (iv) the Group facilitates setting the price for charging services, however, charging stations and end-users
have the ultimate discretion in accepting the transaction price and this indicator alone does not result in controlling the services provided to end-users.
Upon the completion of an EV charging order, the Group recognizes the net service income charged to operators and end-users as online EV charging solutions revenues.
The Group pays to the charging station operators in advance before the delivery of service and records it as prepayment as the amount paid could be returned to the Group. In some cases, the Group may settle the outstanding balance subsequent to the transaction and the balance owed to operators is recorded as a payable. In addition, the Group also provides other online solutions, such as software as a service (“SaaS”) to charging stations to improve the digitalization and the management of them.

The SaaS revenue is not material for the periods presented.
The Group offers a membership program (“VIP membership”) to its registered users on the platform. Memberships are offered for a one-month, three-month or twelve-month period and customers pay a fixed non-refundable upfront membership fee. During the membership period, members enjoy benefits including exclusive discount on the charging service fee and exclusive membership coupon issued on a monthly basis that expire at the end of the month. The Group has determined that each membership benefit provided over the membership period is a material right that would need to be accounted for as a performance obligation. Transaction price is allocated to each performance obligation based on its standalone selling price. The Group recognizes revenue relating to the material right at the later of: (i) when the underlying benefit is redeemed by the customer for online EV charging solution services or (ii) when the benefit is expired.

All incentives provided to the VIP members from the usage of cash coupons and incremental discounts are consideration payable to the customer, which is netted against both the online EV charging solutions revenue and membership revenue with the resulting negative revenue from each transaction, if any, being reclassified to selling and marketing expenses.
Offline EV charging solutions
The Group offers offline services to charging station operators related to their operations, including operation of EV charging station, hardware procurement
.
In case the Group leases certain EV charging stations and operates the EV charging stations on its own discretion, the Group has determined that it acts as a principal for the Offline EV charging services as the Group controls the EV charging service prior to transfer to the customer. The Group is primarily responsible for providing the EV charging service to the EV drivers and also has full discretion in establishing service fee rates for the charging services to customers. EV charging fees received/receivable by the Group under such instances are recognized as revenue on a gross basis when the services are rendered.
The Group considers itself as an agent for the hardware procurement as the Group does not control hardware during the transaction. Therefore, revenues from such services are recognized on a net basis.
Innovative and Other Businesses
The Group provides charging station operators with additional retail services and other amenities and ancillary services. The Group charges commission fees based on the value of the facility and the merchandise supplied to charging station operators. Revenues for such services are recognized when the Group satisfies the performance obligations under the service contracts.

2.17.2.	Contract balances
When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents a contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.
The contract liabilities balance mainly includes balances of VIP membership, coupon package sales and advances from hardware customers. The balances of contract liability as of December 31, 2021 and 2022 were RMB5.4 million and RMB
29.4
 million respectively.

2.17.3	Incentives
The Group offers discounts and promotions to
end-users
to encourage use of the platform in online EV charging solutions business. The Group records such incentives to end-users
as reduction of revenue, to the extent of the revenue collected from the customers, unless the payment is in exchange for a distinct good or service and the payment does not exceed fair value of that good or service. In certain transactions, the incentives offered to the end-users
exceed the revenue generated from the same transaction. The excess payment is presented as selling and marketing expense instead of negative revenue, as the payment does not relate to any other contracts (including past contracts or anticipated future contracts) with the customers.
If consideration payable to a customer is a payment for a distinct good or service from the customer, the Group accounts for the purchase of the good or service in the same way that it accounts for other purchases from suppliers. If the Group cannot reasonably estimate the fair value of the good or service received from the customer, the Group will account for all of the consideration payable to the customer as a reduction of the transaction price.

2.18.	Cost of re ve nues
Cost of revenues mainly consists of electricity costs, depreciation of right-of-use
assets, payment processing costs, cloud server costs and others.

2.19.	Selling and marketing expenses
Selling and marketing expenses mainly consist of expenses of certain discounts and promotions to end-users,
salaries for sales and marketing personnel, and advertising expenses for branding and acquiring end-users
for charging services. Advertising costs are expensed when the service is received.

2.20.	Administrati ve expenses
Administrative expenses mainly consist of salaries and benefits for management and admi nistrative
personnel, rental and related expenses, professional fees and other general corporate expenses.

2.21.	Resear c h and development expenses
Research and development expenses mainly consist of salaries and benefits as well as related expenses of research and development team. All research and development costs are expensed as incurred. All costs relating to improvements and maintenance of the platform were recorded as cost of revenues.

2.22.	Loss per share

(a)	Basic loss per share
Basic loss per share is calculated by dividing:

•	net loss attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares

•	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(b)	Diluted loss per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

2.23.	Leases
The Group, as a lessee, leases office buildings and charging stations. Lease contracts are typically made for fixed periods of six months to five years. Lease is recognized as a right-of-use
asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	variable lease payments that are based on a rate, initially measured using the rate as at the commencement date

•	amounts expected to be payable by the Group under residual value guarantees

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. The Group uses the incremental borrowing rate, for the implicit rate cannot be readily determined, which is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liabilities

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs, and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
The Group applies the short-term lease recognition exemption to its short-term leases of equipment and office buildings (that is those leases that have a lease term of
12 months
or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment and laptop computers that are considered to be of low value.

2.24.	Finance costs
Finance costs mainly consist of interest and other costs related to operating leases and borrowing of funds.

2.25.	Convertible redeemable preferred shares (“Preferred Shares”)
In 2022 the Group issued convertible redeemable preferred shares. Holders of Preferred Shares issued are redeemable upon occurrence of certain future events. These instruments can also be converted into ordinary shares of the Company at any time at the option of the preferred shareholders, or automatically be converted into ordinary shares immediately prior to the closing of a qualified initial public offering of the Company.
The Preferred Shares were financial liabilities with embedded derivatives and the Group designated the entire hybrid instrument as financial liabilities at fair value through profit or loss. The Preferred Shares were initially recognized at fair value. The component of fair value changes relating to the Company’s own credit risk recognized in OCI was immaterial. Amounts recorded in OCI related to credit risk were not subject to recycling in profit or loss, but were transferred to retained earnings when realised. Fair value changes relating to market risk were recognized in profit or loss. The Preferred Shares were classified as non-current liabilities unless the Preferred Shares holders can demand the Company to redeem the Preferred Shares within 12 months after the end of the reporting period. All of Preferred Shares were converted to Class A ordinary shares upon consummation of the Mergers. The fair value of each of Preferred Shares was equal to the fair value of each of ordinary shares on the conversion date as detailed in Note 15.

2.26.	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services in exchange for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 23. That cost is recognised in employee benefits expense, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of loss for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognised for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognised is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognised for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

2.27	Convenience translation
Amounts in U.S. dollars are presented for the convenience of the reader an
d are translated at the noon buying rate of RMB6.8972 per US$1.00 on December 30, 2022 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.